Risk Management - Summary For Allowances For Loan Losses According to IFRS 9 (Detail) - IFRS9 [member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	$ 1,081,658	$ 914,627
Loans and receivables to Amortized Cost [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	(1,041,873)	(880,117)
Interbank loans [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	(10)	(239)
Provisions for contingent loans risk [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	$ (39,775)	$ (34,271)